Mezzanine Equity and Equity (Details) - Schedule of Capital Stock - $ / shares	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022	Sep. 16, 2022	Dec. 31, 2021
Mezzanine Equity and Equity (Details) - Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share)			$ 0.00001		$ 0.00001
Common Stock, Issued			122,505,500		122,500,000
Common Stock, Outstanding			122,505,500		122,500,000
Total shares, Authorized	725,000,000
Total shares, Issued	93,173,000
Total shares, Treasury Stock	(1,250,000)
Total shares, Outstanding	91,923,000
Class A Common Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001			$ 0.0001
Common Stock, Authorized	500,000,000
Common Stock, Issued	22,237,988
Common Stock,Treasury Stock	(1,250,000)
Common Stock, Outstanding	20,987,988
Class B Common Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001
Common Stock, Authorized	100,000,000
Common Stock, Issued	0
Common Stock,Treasury Stock
Common Stock, Outstanding	0
Class C Common Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Authorized	100,000,000
Common Stock, Issued	70,909,012
Common Stock,Treasury Stock
Common Stock, Outstanding	70,909,012
Series A Preferred Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of Capital Stock [Line Items]
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001
Preferred Stock, Authorized	25,000,000
Preferred Stock, Issued	26,000
Preferred Stock, Treasury Stock
Preferred Stock, Outstanding	26,000